SHARES TO BE ISSUED	12 Months Ended
Dec. 31, 2023
Shares To Be Issued
SHARES TO BE ISSUED

NOTE 10 – SHARES TO BE ISSUED

As of December 31, 2023 and December 31, 2022 the balances of shares to be issued were 975,174 and $247,707. The balance as of December 31, 2023 is comprised of the following:

●	As of December 31, 2023 the Company had not yet issued 5,204,352 shares of common stock with a value of $247,707 for past services provided and for an acquisition in previous years.

●	During the year ended December 31, 2023, pursuant to the acquisition of Stage It described throughout this Report, an additional 72,026,422 shares remain issuable to Stage It shareholders valued at $727,647.